Separate Accounts (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Indexed With Guarantees [Member]
Non-guaranteed premiums, considerations and deposits received for separate account policies
Total
Non-Guaranteed [Member]
Non-guaranteed premiums, considerations and deposits received for separate account policies	220,969	161,987
Total	$ 220,969	$ 161,987